Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2025
Basis of preparation and accounting policies [Abstract]
Basis of preparation and accounting policies	A Basis of preparation and accounting policiesA1 Basis of preparation and exchange rates
Prudential plc (the 'Company’) together with its subsidiaries (collectively, the 'Group’ or ‘Prudential’) provides life and health insurance and asset management in Greater China, ASEAN, India and Africa. The Group is headquartered in Hong Kong.
Basis of preparation
These consolidated financial statements have been prepared in accordance with IFRS Standards as issued by the IASB and UK-
adopted international accounting standards. At 31 December 2025, there were no unadopted standards effective for the year ended 31 December 2025 which impacted the consolidated financial statements of the Group, and there were no differences between UK-adopted international accounting standards and IFRS Standards as issued by the IASB in terms of their application to the Group. Going concern basis of accounting
The Directors have made an assessment of going concern covering a period to 31 March 2027, being at least 12 months from the date these consolidated financial statements are approved. In making this assessment, the Directors have considered both the
Group’s current performance, solvency and liquidity and the Group’s business plan taking into account the Group’s principal risks, and the mitigations available to address them, as well as the results of the Group’s stress and scenario testing, as described further in the Risk review section.
Based on the above, the Directors have a reasonable expectation that the Company and the Group have adequate resources to continue their operations for a period to 31 March 2027, being at least 12 months from the date these consolidated financial statements are approved. No material uncertainties that may cast significant doubt on the ability of the Company and the Group to continue as a going concern have been identified. The Directors therefore consider it appropriate to continue to adopt the going concern basis of accounting in preparing these consolidated financial statements for the year ended 31 December 2025.
Exchange rates
The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD), were:

	Closing rate at year end		Average rate for the year to date
USD : local currency	31 Dec 2025	31 Dec 2024	2025	2024	2023
Chinese yuan (CNY)	6.99	7.30	7.19	7.20	7.09
Hong Kong dollar (HKD)	7.78	7.77	7.80	7.80	7.83
Indian rupee (INR)	89.88	85.61	87.17	83.67	82.60
Indonesian rupiah (IDR)	16,675.00	16,095.00	16,462.13	15,844.88	15,230.82
Malaysian ringgit (MYR)	4.06	4.47	4.28	4.58	4.56
Singapore dollar (SGD)	1.29	1.36	1.31	1.34	1.34
Taiwan dollar (TWD)	31.42	32.78	31.16	32.12	31.17
Thai baht (THB)	31.49	34.24	32.87	35.29	34.80
UK pound sterling (GBP)	0.74	0.80	0.76	0.78	0.80
Vietnamese dong (VND)	26,300.00	25,485.00	26,008.80	25,057.63	23,835.92
Foreign exchange translation
In order to present the consolidated financial statements in USD, the results and financial position of entities not using USD as functional currency (ie the currency of the primary economic environment in which the entity operates) must be translated into
USD.
All assets and liabilities of entities not operating in USD are converted at closing exchange rates, while all income and expenses are converted at average exchange rates where this is a reasonable approximation of the rates prevailing on transaction dates.
The impact of these foreign exchange translations into the Group’s USD presentation currency is recorded as a separate component in the Statement of comprehensive income. Upon the disposal of the entity, the related cumulative foreign exchange translation differences are recycled from other comprehensive income to the income statement as part of the gain or loss on disposal.
The general principle for converting foreign currency transactions to the functional currency of an entity is to translate at the functional currency spot rate prevailing at the date of the transactions. Foreign currency monetary assets and liabilities are translated at the spot exchange rate for the functional currency at the reporting date. Changes resulting from the foreign exchange translations into the functional currency of the entity are recognised in the income statement.
The consolidated financial statements do not represent Prudential’s statutory accounts for the purposes of the UK Companies Act.
These financial statements are based on the prescribed formats. The Group’s external auditors have reported on the 2025, 2024 and 2023 statutory accounts. Statutory accounts for 2024 and 2023 have been delivered to the UK Registrar of Companies and those for 2025 will be delivered following the Company’s Annual General Meeting. The auditor’s reports were (i) unqualified, (ii)
did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and (iii) did not contain a statement under Section 498(2) or (3) of the UK Companies Act 2006.
A2 New accounting pronouncements not yet effective
The following standards, interpretations and amendments have been issued by the IASB but are not yet effective for the Group in
2025. The Group prepares consolidated financial statements in accordance with IFRS Standards as issued by the IASB and UK-
adopted international accounting standards. This is not intended to be a complete list as only those standards, interpretations and amendments that could have an impact on the Group’s consolidated financial statements are discussed.
–Amendments to IFRS 9 and IFRS 7 ‘Classification and Measurement of Financial Instruments’ issued in May 2024 and effective from 1 January 2026;
–Annual Improvements to IFRS Accounting Standards – Volume 11 issued in July 2024 and effective from 1 January 2026;
–IFRS 18 ‘Presentation and disclosure in financial statements’ issued in April 2024 and effective from 1 January 2027; and
–Amendments to IAS 21 ‘Translation to a Hyperinflationary Presentation Currency’ issued in November 2025 and effective from 1
January 2027.
The Group is assessing the impact IFRS 18 will have on the presentation and disclosure in the Group’s financial statements. The
Group is not expecting the other accounting amendments listed above to have a significant impact on the Group’s financial statements.
A3 Critical accounting policies, estimates and judgements This note presents the critical accounting policies, estimates and judgements applied in preparing the Group’s consolidated financial statements. Other accounting policies, where significant, are presented in the relevant individual notes. Unless stated
otherwise, all accounting policies are applied consistently for the years presented and normally are not subject to changes unless new accounting standards, interpretations or amendments are introduced by the IASB as discussed in note A1 above.
The preparation of these consolidated financial statements requires Prudential to make accounting estimates and judgements about the amounts of assets, liabilities, revenues and expenses, which are both recognised and unrecognised (eg contingent liabilities) in the consolidated financial statements. Prudential evaluates its critical accounting estimates, including those related to insurance business provisioning and the fair value of assets as required. The notes below set out those critical accounting policies, the application of which requires the Group to make critical estimates and judgements. Also set out are further critical accounting policies affecting the presentation of the Group’s results and other items that require the application of critical estimates and judgements.
Critical accounting policies with associated critical estimates and judgements –
Measurement of insurance and reinsurance contracts under IFRS 17
IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, reinsurance contracts and investment contracts with discretionary participation features (DPF). It introduces a model that measures groups of contracts based on the Group’s estimates of the present value of future cash flows that are expected to arise as the Group fulfils the contracts, an explicit risk adjustment (RA) for non-financial risk and a contractual service margin (CSM). The process of determining the present value of future cash flows involves a number of estimates and judgements, which are set out below.

Determination of fulfilment cash flows used in the measurement of insurance and reinsurance contract assets and liabilities (impacts $(144.7) billion of net best estimate insurance and reinsurance contract balances, excluding those held by joint ventures and associates)

Estimates of future cash flows
The Group’s process for estimating future cash flows incorporates, in an unbiased way, all reasonable and supportable information that is available without undue cost or effort at the reporting date. This information includes both internal and external historical data about claims and other experience, updated to reflect current expectations of future events. As this is a prediction of the future, significant judgement is applied in determining the assumptions that underpin the estimation of future cash flows. These assumptions include, but are not limited to, operating assumptions such as morbidity, mortality, persistency and expenses, and economic assumptions such as risk-free rates and illiquidity premium. Granular assumptions are set at a business unit level. The demographic assumptions are consistent with those used in other metrics such as TEV reporting. The Risk Review included in this Annual Report discusses the insurance and market risks the Group faces and how these risks are mitigated.
When estimating future cash flows, the Group takes into account current expectations of future events (other than those from future legislation or regulatory changes that have not been substantively enacted) that might affect those cash flows.
Cash flows within the boundary of a contract (the Group’s accounting policy on contract boundary is given below) relate directly to the fulfilment of the contract, including those for which the Group has discretion over the amount or timing. These include future premium receipts, payments to (or on behalf of) policyholders, insurance acquisition cash flows and other costs that are incurred in fulfilling contracts.
In relation to reinsurance contracts held, the probability weighted estimates of the present value of future cash flows include the potential credit losses and losses from other disputes to reflect the non-
performance risk of the reinsurers.
The sensitivity of shareholder equity and CSM to insurance risks is set out in note C6.2.

Expense assumptions used in future cash flow estimation
Insurance acquisition cash flows (as discussed below) and other costs that are incurred in fulfilling contracts comprise both direct costs and an allocation of fixed and variable overheads incurred by the insurance entities.
The Group projects estimates of future expenses relating to the fulfilment of contracts within the scope of IFRS 17 using current expense levels adjusted for inflation. Costs that are incurred in fulfilling the contracts include, but are not limited to, claims handling costs, policy administration expenses, investment management expenses, income tax and other costs specifically chargeable to the policyholders under the terms of the contracts. Expenses included in estimated future cash flows comprise expenses directly attributable to the groups of contracts, including an allocation of fixed and variable overheads incurred by the insurance entities.
Investment management expenses in relation to the management of the assets backing policyholder liabilities are included in the fulfilment cash flows for business using the variable fee approach (VFA)
model, other participating business using the general model and general model non-participating business where the Group performs investment management activities to enhance benefits from insurance coverage for policyholders. The future expenses of internal asset management and other services excludes the projected future profits or losses generated by any non-insurance entities within the Group in providing those services (ie the IFRS results for the life insurance operations in the consolidated financial statements assume that the cost of internal asset management and other services will be that incurred by the Group as a whole, not the cost that will be borne by the insurance business).
Most of the costs incurred by the insurance entities within the Group are considered to be incurred for the purpose of selling and fulfilling insurance contracts and are hence treated as attributable expenses. Cash flows that are not directly attributable to a portfolio of insurance contracts, such as some product development and training costs, are recognised in other operating expenses as incurred.

Policyholder benefits
The assumptions used to project the cash flows also reflect the actions that management would take over the duration of the projection, the time it would take to implement these actions and any expenses incurred in taking those actions. Management actions encompass, but are not confined to, investment allocation decisions, levels of regular and final bonuses and crediting rates.
For participating contracts, estimated future claim payments include bonuses paid to policyholders determined by reference to the relevant profit-sharing arrangement. For example, for the Group’s with-profits business in Hong Kong, Singapore and Malaysia, asset shares are used to determine payments to policyholders.
Where cash flows from one group of contracts affect, or are affected by, cash flows in other groups of contracts (eg for with-profits business), the fulfilment cash flows for a group include payments arising from the terms of existing contracts to policyholders in other groups and exclude payments to policyholders in the group that have been included in the fulfilment cash flows of another group.

Determination of fulfilment cash flows used in the measurement of insurance and reinsurance contract assets and liabilities (impacts $(144.7) billion of net best estimate insurance and reinsurance contract balances, excluding those held by joint ventures and associates)

Insurance acquisition cash flows
Insurance acquisition cash flows arise from the activities of selling, underwriting and starting a group of insurance contracts that are directly attributable to the portfolio of contracts to which the group belongs. Insurance acquisition cash flows that are directly attributable to a group of contracts (eg non-refundable commissions paid on issuance of a contract) are allocated to that group and to the groups that will include renewals of those contracts. Bancassurance payments (eg upfront payments to sell insurance contracts to distribution partners) are capitalised under IAS 38 as intangible assets and amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels. The amortisation of the bancassurance intangibles is considered to constitute insurance acquisition cash flows. They generally form part of fulfilment cash flows and are amortised implicitly in line with the coverage unit pattern.

Determining the point of recognition and the boundary of an insurance contract
The point of initial recognition of a group of contracts is the earliest of the premium due date, the date coverage starts and, for an onerous contract, the date the contract is signed and accepted by both parties. There is limited judgement involved in relation to most contracts issued by the Group as the coverage period generally starts from the premium due date.
The contract boundary defines which future cash flows are included in the measurement of a contract.
The boundary of the fulfilment cash flows under IFRS 17 is considered to be the point at which the
Group both no longer has substantive rights and obligations under the insurance contract to provide services or compel the policyholder to pay premiums.
The contract boundary is assessed at inception and then reassessed only when there are changes in features or circumstances that alter the commercial substance of the contract or when there are changes in the products within a portfolio. The reassessment of the contract boundary for any changes is performed at the end of each reporting period.
For most contracts issued by the Group, there is little judgement involved in determining the contract boundary as either a single premium is received for a contract that is expected to continue for a long period or a guaranteed premium is received for regular premium contracts.
For certain contracts where the premiums are not guaranteed, more judgement is involved in assessing the Group’s substantive rights and obligations. When determining the boundary for these contracts various factors are taken into consideration by the Group such as the Group’s practical ability to terminate or refuse renewal of a contract, the Group’s ability to fully reprice at the individual contract level and whether the Group has the ability to reassess risks at a portfolio level and set a price that fully reflects the risks of that portfolio.
The Group has some immaterial business that is general insurance in nature and which is considered to have a boundary of one year.
Where riders attach to and are not separated from a base contract, the contract boundary is determined based on the component of the contract that has the longest contract boundary.
Future cash flows relating to riders that are not purchased at the inception of the base contract, but are added at a later date, are not included within the contract boundary at initial recognition. As the addition of these riders is the exercise of an option under the contract, it is not considered a contract modification but is instead treated as changes in fulfilment cash flows.
Similar considerations to those applying to underlying insurance contracts apply in determining the contract boundary of groups of reinsurance contracts held. Further detail on reinsurance contracts, including on recognition is set out in note C3.4.

Determination of discount rates
Discount rate and risk-free rate
IFRS 17 enables discount rates to be calculated on a top-down or bottom-up basis. The Group elects to determine discount rates on a bottom-up basis, starting with a liquid risk-free yield curve and adding an illiquidity premium to reflect the characteristics of the insurance contracts.

Risk-free rates are based on government bond yields for all currencies except HKD where risk-free rates are based on swap rates due to the higher liquidity of the HKD swap market. Government bond yields and swap rates are obtained from publicly available data sources. Yield curves are constructed by using a market-observed curve up to a last liquid point and then extrapolating to an ultimate forward rate.

Where cash flows vary based on the return on underlying items, the projected earned rate is set equal to the discount rate. Where stochastic modelling techniques are used, the projected average investment returns are calibrated to be equal to the deterministic discount rate (including the illiquidity premium).

The illiquidity premium is calculated as the yield-to-maturity on a reference portfolio of assets with similar liquidity characteristics to the insurance contracts (in particular, corporate bonds) less the risk-free curve, and an allowance for credit risk.

The allowance for credit risk includes a credit risk premium, which is derived through a lifetime projection of expected bond cash flows, allowing for the risk of downgrades and defaults. The allowance for credit risk ranges between 6 bps and 32 bps at 31 December 2025 (31 December 2024:
between 10 bps and 34 bps).

A proportion of the reference portfolio’s illiquidity premium (either 0%, 50% or 100%) is applied to portfolios of insurance contracts reflecting the liquidity characteristics of the insurance contracts. The liquidity characteristics are assessed from the policyholders’ perspective. Consideration is given to the nature of premiums, the level of underwriting, and the surrender and other benefit features of the portfolios. A product’s illiquidity premium is restricted to be no greater than reasonably expected to be earned on the assets backing the insurance contract liabilities, over the duration of the insurance contracts.

The following tables set out the range of yield curves used to discount cash flows of insurance contracts for major currencies. These discount rates include the illiquidity premium applied to the portfolios written in each currency. A range is shown to represent the fact that different products apply different proportions of the reference portfolio’s illiquidity premium (either 0%, 50% or 100%).
The ranges below reflect only the actual proportions applied for each currency. For the major currencies shown below, except Hong Kong dollar and Malaysian ringgit, all three proportions apply and hence the spread is indicative of the illiquidity premium applying to the term specified.

31 Dec 2025%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	1.34 – 1.62	1.64 – 1.92	1.86 – 2.14	2.19 – 2.47	2.31 – 2.59
Hong Kong dollar (HKD)	2.99 – 3.34	3.08 – 3.43	3.46 – 3.81	3.69 – 4.04	3.81 – 4.16
Indonesian rupiah (IDR)	4.93 – 5.33	5.79 – 6.19	6.42 – 6.82	6.81 – 7.21	7.02 – 7.42
Malaysian ringgit (MYR)	3.01 – 3.20	3.41 – 3.60	3.67 – 3.86	3.94 – 4.13	4.14 – 4.33
Singapore dollar (SGD)	1.42 – 1.71	1.91 – 2.34	2.18 – 2.48	2.26 – 2.63	2.23 – 2.82
United States dollar (USD)	3.51 – 3.80	3.77 – 4.22	4.29 – 4.60	4.78 – 5.16	5.09 – 5.70

31 Dec 2024%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	1.08 – 1.51	1.42 – 1.85	1.70 – 2.13	1.92 – 2.35	2.03 – 2.46
Hong Kong dollar (HKD)	4.32 – 4.75	4.04 – 4.47	4.09 – 4.52	4.15 – 4.58	4.19 – 4.62
Indonesian rupiah (IDR)	7.13 – 7.51	7.13 – 7.51	7.18 – 7.56	7.27 – 7.65	7.33 – 7.71
Malaysian ringgit (MYR)	3.43 – 3.68	3.65 – 3.90	3.87 – 4.12	4.06 – 4.31	4.21 – 4.46
Singapore dollar (SGD)	2.76 – 3.37	2.79 – 3.40	2.89 – 3.50	2.93 – 3.54	2.84 – 3.45
United States dollar (USD)	4.20 – 4.84	4.44 – 5.08	4.66 – 5.30	4.89 – 5.53	5.02 – 5.66
The sensitivity of shareholder equity and CSM to changes in interest rates (which includes an associated change to the risk discount rate) is set out in note C6.1.

Determination of risk adjustment for non-financial risk
Risk adjustment for non-financial risk
The risk adjustment for non-financial risk reflects the compensation the Group requires for bearing the uncertainty about the amount and timing of the cash flows from non-financial risk as the Group fulfils insurance contracts.
For reinsurance contracts held, the risk adjustment for non‑financial risk represents the amount of risk being transferred by the Group to the reinsurer.
The risk adjustment for non-financial risk is determined by the Group using a confidence level approach. This is implemented through the use of provisions for adverse deviations (PADs) calibrated using non-financial risk distributions and correlation assumptions. The PADs are applied to best estimate assumptions and hence the risk adjustment is calculated on a contract by contract basis.
The Group’s risk adjustment allows for all insurance, persistency and expense risks and operational risks specific to uncertainty in the amount and timing of insurance contract cash flows. Reinsurance counterparty default risk is excluded from the calculation. Diversification is included on a net of reinsurance basis within each insurance entity of the Group. Diversification is not allowed for between entities.
By applying a confidence level technique, the Group estimates the probability distribution of the expected present value of the future cash flows from insurance contracts at each reporting date and calculates the risk adjustment for non-financial risk as the excess of the value at risk at the 75th percentile (the target confidence level) over the expected present value of the future cash flows. The confidence level is calibrated over a one-year period.

Determination of coverage units
Coverage units
The proportion of CSM recognised in profit or loss at the end of each period for a group of contracts is determined as the ratio of:
–the coverage units in the period; divided by
–the sum of the coverage units in the period and the present value of expected coverage units in future periods.
The total number of coverage units in a group reflects the quantity of service provided determined by considering the quantity of benefits for each contract and its expected coverage period. The Group defines the quantity of benefits for insurance services as the maximum amount that a policyholder receives when an insured event takes place, for example the sum assured, the annual limit for a medical plan or the present value of a stream of payments. The quantity of benefits is updated each period. Investment-related and investment-return services are assumed to be constant over time.
Where there are multiple different services in a group of contracts (for example, both insurance and investment services are provided), the quantities of benefits for the different types of service are combined using weighting factors. These weighting factors are defined as the present value of expected outflows for each type of service, determined at a contract level.
The expected coverage period is the expected duration up to the contract boundary. The expected coverage period of the contracts in a group and the calculation of future coverage units allows for expected decrements (eg deaths and lapses) in each future period using current best estimate assumptions consistent with the best estimate liabilities (BEL) calculation.
The Group elects to allow for the time value of money by discounting future coverage units in the determination of the proportion of CSM recognised in profit or loss.
Determination of coverage units for groups of reinsurance contracts held follows the same principles as for groups of underlying contracts.

Insurance finance income and expenses
Disaggregation between profit or loss and other comprehensive income
IFRS 17 allows an accounting policy choice between:
–Including insurance finance income or expenses for the period in profit or loss; or
–Disaggregating insurance finance income or expenses for the period to include in profit or loss an amount determined by a systematic allocation of the expected total insurance finance income or expenses over the duration of the group of contracts, with the balance being included in other comprehensive income.
The Group has not elected to disaggregate insurance finance income and expenses between profit or loss and other comprehensive income.

Risk mitigation
Risk mitigation option
IFRS 17 allows the option in certain circumstances to not recognise a change in the CSM to reflect some or all of the changes in the effect of the time value of money and financial risk on:
–the amount of the entity’s share of the underlying items if the entity mitigates the effect of financial risk on that amount using derivatives or reinsurance contracts held; and
–the fulfilment cash flows if the entity mitigates the effect of financial risk on those fulfilment cash flows using derivatives, non-derivative financial instruments measured at fair value through profit or loss, or reinsurance contracts held.
The Group does not utilise the risk mitigation option in its IFRS 17 VFA liability accounting except in connection with a short-term premium prepayment option available on certain participating products in Hong Kong.

The effect of accounting estimates made in interim financial statements
Effect of estimates made in interim financial statements
IFRS 17 allows an accounting policy choice as to whether to change the treatment of accounting estimates made in previous interim financial statements when applying IFRS 17 in the annual reporting period.

The Group has elected to allow updates to accounting estimates made in interim financial statements when applying IFRS 17 in the annual reporting period.
Further critical accounting policies affecting the presentation of the Group’s results

Presentation of results before tax attributable to shareholders
Profit before tax is a significant IFRS
income statement item. The Group
has chosen to present a measure of
profit before tax attributable to
shareholders that distinguishes
between tax borne by shareholders
and tax attributable to policyholders
to support understanding of the
performance of the Group.
Profit before tax attributable to
shareholders is $4,941 million and
compares to profit before tax of
$5,121 million as shown in the
Consolidated income statement.

Total tax charge for the Group reflects tax that relates to shareholders’ profit and also tax attributable to policyholders through the interest in with-profits or unit-linked funds.
Reported IFRS profit before the tax measure is therefore not representative of pre-tax profit attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profit attributable to shareholders, the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholders’ and shareholders’ returns.

Segmental analysis of results and earnings attributable to shareholders
The Group uses adjusted operating profit as the segmental measure of its results.
The basis of calculation of adjusted operating profit is provided in note B1.2.
The vast majority of the Group’s investments are valued at fair value through profit and loss. Short-term fluctuations in the fair value of investments are only partially offset by the effect of economic changes on insurance contract assets and liabilities and so affect the result for the year. The Group therefore provides additional analysis of results before and after the effects of short-term interest rate and other market fluctuations, together with other items that are of a short-term, volatile or one-off nature.

Other items requiring application of critical estimates or judgements

VFA eligibility assessment
The Group applies judgements in
assessing the VFA eligibility of contracts.
Application of the VFA impacts the
calculation of the CSM at the balance
sheet date, which in turn impacts the
future year’s amortisation recognised in
the income statement. Unlike the
general measurement model (GMM)
approach, the VFA absorbs economic
impacts within the CSM, rather than in
the profit and loss account.
The total insurance and reinsurance CSM
at the balance sheet date is
$25,005 million, including joint ventures
and associates, and the CSM
amortisation (net of reinsurance)
recognised in the income statement is
$(2,554) million as shown in note C3.3.
Approximately two thirds of the CSM
(including joint ventures and associates
and net of reinsurance) at 31 December
2025 was calculated under the VFA.

IFRS 17 requires the use of the VFA for insurance contracts with direct participation features, ie substantially investment-related service contracts for which, at inception:
–the contractual terms specify that the policyholder participates in a share of a clearly identified pool of underlying items;
–the entity expects to pay to the policyholder an amount equal to a substantial share of the fair value returns on the underlying items; and
–the entity expects a substantial proportion of any change in the amounts to be paid to the policyholder to vary with the change in fair value of the underlying items.
The following key judgements have been made in assessing VFA eligibility:

Definition of substantial	The term substantial is interpreted to mean greater than 50 per cent.
Contractual terms	In some circumstances contractual terms are implied by customary business practices.
Granularity of assessment
The assessment has been carried out at a contract level.
However, to the extent insurance contracts in a group affect the cash flows to policyholders of contracts in other groups
(referred to as 'mutualisation'), eligibility for the VFA has been assessed at the level at which such mutualisation occurs (eg fund level).

Calculation basis	VFA eligibility assessments have been performed on a basis consistent with how the Group measures its realistic expectations, for example when pricing, monitoring or setting returns to policyholders.
Contracts not qualifying for the VFA are accounted for under the GMM or premium allocation approach (PAA). The PAA is not used significantly within the Group.
The measurement model (VFA or GMM) used for key products is set out in note C3.4.

Carrying value of distribution rights intangible assets
The Group applies judgement to
assess whether factors such as the
financial performance of the
distribution arrangements, or
changes in relevant legislation and
regulatory requirements indicate an
impairment of intangible assets
representing distribution rights.
To determine the recoverable
amount, the Group estimates the
discounted future expected cash
flows arising from the cash
generating units (CGUs) containing
the distribution rights.
Impacts $3,699 million of assets as
shown in note C4.2.

Distribution rights relate to bancassurance partnership arrangements for the distribution of products for the term of the contractual agreement with the bank partner, for which an asset is recognised based on fees paid and fees payable not subject to performance conditions. Distribution rights impairment testing is conducted when there is an indication of an impairment.

To assess indicators of an impairment, the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than expected and changes in relevant legislation and regulatory requirements that could impact the Group’s ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate that an impairment has occurred.
If an impairment has occurred, a charge is recognised in the income statement for the difference between the carrying value and recoverable amount of the asset. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the
CGUs to which it is allocated.

Financial investments – Valuation
Financial investments held at fair
value, net of derivative liabilities,
excluding those held by joint
ventures and associates is
$181.0 billion as shown in note
C2.2.
Financial investments held at
amortised cost, comprising loans
and deposits, represent $6.5 billion
of the Group’s total assets.
The Group estimates the fair value
of financial investments that are not
actively traded using quotations
from independent third parties or
internally developed pricing models.

The Group holds the majority of its financial investments at fair value through profit or loss. Financial investments held at amortised cost, excluding cash and cash equivalents, primarily comprise loans and deposits.

Determination of fair value
The fair values of the financial instruments for which fair valuation is required under IFRS
Standards are determined by the use of quoted market prices for exchange-quoted investments or by using quotations from independent third parties such as brokers and pricing services or by using appropriate valuation techniques. Further details are included in note C2.1.
The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.
Quoted market prices are used to value investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties such as brokers or pricing services. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C2.1.
If the market for a financial investment of the Group is not active, the Group establishes fair value by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement, which reflects the price at which an orderly transaction would take place between market participants on the measurement date. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as ‘level 3’ to which valuation techniques are applied and the sensitivity of profit before tax to a change in the valuation of these items, are presented in note C2.2.